NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-Controlling Interest 1 [Abstract]
Redeemable/Exchangeable Partnership Units and Special LP Units	$ 11,921	$ 13,200
Exchange LP Units	78	87
FV LTIP Units of the Operating Partnership	52	35
BPR Units	1,506	1,930
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	2,994	3,017
Non-controlling interests in subsidiaries and properties	12,375	12,953
Total interests of others in operating subsidiaries and properties	15,384	15,985
Total non-controlling interests	$ 28,941	$ 31,237